STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 15,693	$ 14,898	$ 13,379
Total unrecognized compensation cost	$ 10,300
Unrecognized compensation cost, period for recognition (in years)	1 year 11 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	1,835,737
Activity for stock option plan [Roll Forward]
Granted (in shares)	0	0	0
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised	$ 0	$ 71	$ 208
Proceeds from exercise of stock options	0	48	177
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	0	3,446	3,095
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value	$ 14,300	$ 13,700	$ 11,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	1,072,031	1,229,346	839,733
Number of shares granted	617,003	623,742	945,193
Number of shares vested	(651,690)	(728,126)	(407,386)
Number of shares forfeited	(34,883)	(52,931)	(148,194)
Number of shares nonvested at end of year	1,002,461	1,072,031	1,229,346
Weighted average of shares fair value, nonvested at beginning of year	$ 21.75	$ 21.28	$ 22.30
Weighted average of shares fair value granted	22.60	20.05	23.57
Weighted average of shares fair value vested	21.94	18.87	28.05
Weighted average of shares fair value forfeited	23.44	25.68	18.40
Weighted average of shares fair value, nonvested at end of year	$ 22.24	$ 21.75	$ 21.28